SUBSEQUENT EVENTS (Details) - Promissory Note [Member] - Subsequent Event [Member] - USD ($)	Feb. 01, 2023	Jan. 09, 2023
Subsequent Event [Line Items]
Proceeds from extension funds draw		$ 75,000
Repayments of debt	$ 675,000